Personnel Expenses (Tables)	6 Months Ended
Jun. 30, 2026
Personnel Expenses [Abstract]
Schedule of Personnel Expenses
	Three-month period ended June 30		Six-month period ended June 30
	2026	2025	2026	2025
Salaries	(126,113)	(141,145)	(261,519)	(265,656)
Benefits (1)	(133,932)	(109,671)	(262,072)	(170,347)
Social security charges (2)	(32,181)	(72,708)	(105,953)	(146,439)
Others	(452)	(1,693)	(768)	(3,097)
Total	(292,679)	(325,217)	(630,313)	(585,539)

(1)	The balance mainly refers to compensation expenses related to LTIP provisions made in the period ended June 30, 2026 which amounted to R$49,219 (R$ 0 for the period ended June 30, 2025).

(2)	The balance mainly includes payroll taxes related to LTIP payments made in the period ended June 30, 2026 which amounted to R$ 28,090 (R$ 0 for the period ended June 30, 2025).